FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Corporate cash and financial assets	$ 273	$ 238
Availability under committed credit facilities	2,475	2,475
Draws on credit facility	(820)	(510)
Commitments under credit facility	(54)	(47)
Corporate liquidity	$ 1,874	$ 2,156